Consolidated Balance Sheets (Parenthetical) (Details) - Heidmar Maritime Holdings Corp. - $ / shares	Dec. 31, 2024	May 07, 2024
Common shares, par value (in Dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized	100
Common share, shares issued	100
Common shares, shares outstanding	100